STATEMENT OF CASH FLOWS IN THE CONSOLIDATED GROUP IN SUMMARY - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Operating activities
Operating profit		kr 416		kr 486	kr 1,007
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		290		144	274
Income tax paid		(183)		(182)	(365)
Changes in assets and liabilities from operating activities		(6,648)		(1,556)	8,534
Cash flow from operating activities		(6,125)		(1,108)	9,450
Investing activities
Capital expenditures		(11)			(10)
Cash flow from investing activities		(11)			(10)
Financing activities
Change in senior debt		1,022		4,852	(9,919)
Derivatives, net		9,061		(3,882)	(4,931)
Dividend paid		(232)		(234)	(234)
Cash flow from financing activities		9,851		736	(15,084)
Cash flow for the period		3,715		(372)	(5,644)
Cash and cash equivalents at beginning of the period		1,231	[1]	7,054	7,054
Exchange-rate differences on cash and cash equivalents		402		(227)	(179)
Cash and cash equivalents at end of the period	[1]	kr 5,348		kr 6,455	kr 1,231

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.